Document and Entity Information	0 Months Ended
Apr. 25, 2013
Risk/Return:
Document Type	497
Document Period End Date	Apr. 25, 2013
Registrant Name	AMERICAN FUNDS COLLEGE TARGET DATE SERIES
Central Index Key	0001547011
Amendment Flag	false
Document Creation Date	Apr. 25, 2013
Document Effective Date	Apr. 25, 2013
Prospectus Date	Jan. 01, 2013
American Funds College 2030 Fund | Class 529-A
Risk/Return:
Trading Symbol	CTHAX
American Funds College 2030 Fund | Class 529-B
Risk/Return:
Trading Symbol	CTHBX
American Funds College 2030 Fund | Class 529-C
Risk/Return:
Trading Symbol	CTYCX
American Funds College 2030 Fund | Class 529-E
Risk/Return:
Trading Symbol	CTHEX
American Funds College 2030 Fund | Class 529-F-1
Risk/Return:
Trading Symbol	CTHFX
American Funds College 2027 Fund | Class 529-F-1
Risk/Return:
Trading Symbol	CTSFX
American Funds College 2027 Fund | Class 529-A
Risk/Return:
Trading Symbol	CSTAX
American Funds College 2027 Fund | Class 529-B
Risk/Return:
Trading Symbol	CTSBX
American Funds College 2027 Fund | Class 529-C
Risk/Return:
Trading Symbol	CTSCX
American Funds College 2027 Fund | Class 529-E
Risk/Return:
Trading Symbol	CTSEX
American Funds College 2024 Fund | Class 529-A
Risk/Return:
Trading Symbol	CFTAX
American Funds College 2024 Fund | Class 529-B
Risk/Return:
Trading Symbol	CCFBX
American Funds College 2024 Fund | Class 529-C
Risk/Return:
Trading Symbol	CTFCX
American Funds College 2024 Fund | Class 529-E
Risk/Return:
Trading Symbol	CTFEX
American Funds College 2024 Fund | Class 529-F-1
Risk/Return:
Trading Symbol	CTFFX
American Funds College 2021 Fund | Class 529-A
Risk/Return:
Trading Symbol	CTOAX
American Funds College 2021 Fund | Class 529-B
Risk/Return:
Trading Symbol	CTOBX
American Funds College 2021 Fund | Class 529-C
Risk/Return:
Trading Symbol	CTOCX
American Funds College 2021 Fund | Class 529-E
Risk/Return:
Trading Symbol	CTOEX
American Funds College 2021 Fund | Class 529-F-1
Risk/Return:
Trading Symbol	CTOFX
American Funds College 2018 Fund | Class 529-A
Risk/Return:
Trading Symbol	CNEAX
American Funds College 2018 Fund | Class 529-B
Risk/Return:
Trading Symbol	CNEBX
American Funds College 2018 Fund | Class 529-C
Risk/Return:
Trading Symbol	CNECX
American Funds College 2018 Fund | Class 529-E
Risk/Return:
Trading Symbol	CNEEX
American Funds College 2018 Fund | Class 529-F-1
Risk/Return:
Trading Symbol	CNEFX
American Funds College 2015 Fund | Class 529-A
Risk/Return:
Trading Symbol	CFFAX
American Funds College 2015 Fund | Class 529-B
Risk/Return:
Trading Symbol	CFIBX
American Funds College 2015 Fund | Class 529-C
Risk/Return:
Trading Symbol	CFFCX
American Funds College 2015 Fund | Class 529-E
Risk/Return:
Trading Symbol	CFIEX
American Funds College 2015 Fund | Class 529-F-1
Risk/Return:
Trading Symbol	CFIFX
American Funds College Enrollment Fund | Class 529-A
Risk/Return:
Trading Symbol	CENAX
American Funds College Enrollment Fund | Class 529-B
Risk/Return:
Trading Symbol	CENBX
American Funds College Enrollment Fund | Class 529-C
Risk/Return:
Trading Symbol	CENCX
American Funds College Enrollment Fund | Class 529-E
Risk/Return:
Trading Symbol	CENEX
American Funds College Enrollment Fund | Class 529-F-1
Risk/Return:
Trading Symbol	CENFX